INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
INCOME TAX EXPENSE	INCOME TAX EXPENSE
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2020	2019	2018

Current tax
Current tax	(338,408)	(256,460)	(588,773)
Effect of changes in tax law (1)	—	4,178	(28,596)

Deferred tax (Note 19)
Deferred tax	39,895	38,785	232,485
Effect of changes in tax law (1)	—	16,979	—
Recovery of income tax (2)	7,025	—	15,449

Income tax expense	(291,488)	(196,519)	(369,435)
(1) For 2019, it includes mainly the application of the new tax law in Argentina that enables the tax inflation adjustment. The reduction of the tax rate in Argentina enacted in 2017 was modified in 2019, setting the corporate income tax rate to 30% for the year 2020 and to 25% from the year 2021 going forward.
For 2018, it includes mainly the option exercised by the Company of the asset revaluation for tax purpose in Argentina, for which an amount of $28.6 million was included.
(2) It includes the recovery of tax credits in Ternium Brasil Ltda.

Income tax expense for the years ended December 31, 2020, 2019 and 2018 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2020	2019	2018

Income before income tax	1,159,359	826,564	2,031,567

Income tax expense at statutory tax rate	(350,896)	(247,592)	(604,493)
Non taxable income	118,540	71,101	102,870
Non deductible expenses	—	(476)	(16,201)
Effect of currency translation on tax base (1)	(66,157)	33,133	161,536
Increase of unrecognized tax losses carried-forward	—	(73,842)	—
Recovery of income tax	7,025	—	15,449
Effect of changes in tax law	—	21,157	(28,596)

Income tax expense	(291,488)	(196,519)	(369,435)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico and Argentina.
Tax rates used to perform the reconciliation between tax expense (income) and accounting profit are those in effect at each relevant date or period in each applicable jurisdiction.
DEFERRED INCOME TAX
Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of the applicable country.
Changes in deferred income tax are as follows:

	As of December 31,
	2020	2019

At the beginning of the year	(239,740)	(340,207)

Translation differences	(36)	25,166
Effect of changes in tax law (note 10)	—	16,979
Credits directly to other comprehensive income	12,100	19,537
Deferred tax credit (note 10)	39,894	38,785

At the end of the year	(187,782)	(239,740)
19.    DEFERRED INCOME TAX (continued)

The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2020

At the beginning of the year	(437,376)	(63,460)	(17,109)	(1,189)	(519,134)

Translation differences	46	—	—	—	46
Income statement credit (charge)	11,190	33,273	(3,601)	(832)	40,030

At the end of the year	(426,140)	(30,187)	(20,710)	(2,021)	(479,058)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other	Total at December 31, 2020

At the beginning of the year	45,654	10,200	42,766	180,774	279,394

Translation differences	—	—	—	(82)	(82)
Credits directly to other comprehensive income	—	—	—	12,100	12,100
Income statement credit (charge)	6,688	(1,014)	(11,682)	5,873	(136)

At the end of the year	52,342	9,186	31,084	198,665	291,276
(1) As of December 31, 2020, the recognized deferred tax assets on tax losses amount to $31,084 and there are net unrecognized deferred tax assets of $0.2 billion and unrecognized tax losses amounting to $1.0 billion. These two last effects are connected to the acquisition of Ternium Brasil Ltda.

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2019

At the beginning of the year	(522,455)	(41,316)	(15,926)	(1,088)	(580,785)

Translation differences	27,077	2,604	316	—	29,997
Income statement credit (charge)	58,002	(24,748)	(1,499)	(101)	31,654

At the end of the year	(437,376)	(63,460)	(17,109)	(1,189)	(519,134)

Deferred tax assets	Provisions	Trade receivables	Tax losses (2)	Other	Total at December 31, 2019

At the beginning of the year	72,947	11,265	33,382	122,984	240,578

Translation differences	(572)	(539)	—	(3,720)	(4,831)
Credits directly to other comprehensive income	—	—	—	19,537	19,537
Effect of changes in tax law	—	—	—	16,979	16,979
Income statement credit (charge)	(26,721)	(526)	9,384	24,994	7,131

At the end of the year	45,654	10,200	42,766	180,774	279,394
(2) As of December 31, 2019, the recognized deferred tax assets on tax losses amount to $42,766 and there are net unrecognized deferred tax assets of $0.4 billion and unrecognized tax losses amounting to $1.4 billion. These two last effects are connected to the acquisition of Ternium Brasil Ltda.

Deferred tax assets and liabilities are offset when the entity a) has a legally enforceable right to set off the recognized amounts; and b) intends to settle the tax on a net basis or to realize the asset and settle the liability simultaneously.
19.    DEFERRED INCOME TAX (continued)

The amounts shown in the statement of financial position (prior to offsetting the balances within the same tax jurisdiction) include the following:

	As of December 31,
	2020	2019

Deferred tax assets to be recovered after more than 12 months	200,639	203,607
Deferred tax assets to be recovered within 12 months	90,637	75,787
Deferred tax liabilities to be settled after more than 12 months	(446,891)	(454,763)
Deferred tax liabilities to be settled within 12 months	(32,167)	(64,371)

	(187,782)	(239,740)